Commitments	12 Months Ended
Dec. 31, 2018
Commitments
28. Commitments

Lease commitment

In September 2012, the Group entered into a ten-year operating lease agreement, from October 8, 2012 to October 7, 2022, with Hubei Daily Media Group, a shareholder owning 20% of the Group’s variable interest entity, in Wuhan City, Hubei Province, where the Group leased approximately 1,673 square meters of office space. The lease amount is RMB1.0 million per year for the first five years and RMB1.1 million per year for the last five years.

	As at December 31
	2017 Restated	2018
	RMB’000	RMB’000

Less than one year	584	584
Between one and five years	3,953	2,899
Total	4,537	3,483

Capital commitment

Significant capital expenditure contracted for at the end of the reporting period but not recognized as liabilities is as follows:

	As at December 31
	2017	2018
	RMB’000	RMB’000

Property and equipment	-	21